Mining interests - Narrative (Details) $ in Thousands					1 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($) $ / $	Dec. 23, 2019 USD ($)	Dec. 22, 2019	Oct. 15, 2019 USD ($) shares $ / $	Nov. 30, 2019 shares	Dec. 31, 2019 USD ($) $ / $ $ / Ounce operating_mine	Dec. 31, 2018 USD ($) $ / Ounce	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2019 $ / shares	Oct. 14, 2019 shares	Dec. 31, 2017 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 2,046,731					$ 2,046,731	$ 2,035,097					$ 2,124,133
Number of operating mines | operating_mine						3
Closing foreign exchange rate (in CAD) | $ / $	1.30					1.30
Current assets	$ 429,500					$ 429,500	363,031
Total assets	2,683,071					2,683,071	2,547,804
Current liabilities	165,062					165,062	207,250
Gold revenue						1,155,637	1,051,424
Production costs						374,178	350,445
Royalties and production taxes						79,693	72,060
Depreciation and depletion						251,306	248,198
Selling, general and administrative expense						54,558	51,293
Miscellaneous other operating expense						3,661	2,948
Tax expense (income)						173,530	132,361
Net income						315,841	45,121
Share of net income of associate (Note 10)						1,114	0
Assets classified as held for sale	22,021					22,021	0
Write-down mineral property interests						7,277	4,618
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,926,890					2,926,890	3,113,126					2,909,819
Exploration and evaluation properties (non-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	144,972					144,972	152,649					150,971
Exploration and evaluation properties (non-depletable) | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 144,972					$ 144,972	$ 152,649					150,971
Fekola
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of ownership interests held by non-controlling interests							20.00%
Percentage of ownership interest in subsidiary							80.00%
Consideration received							$ (57,000)
Gain (loss) on sale of mineral properties							10,000
Receivables from sale of properties							$ 47,000
Calibre Mining Corp.
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of ownership interest in associate	33.80%			30.10%
Interest rate risk
Disclosure of detailed information about property, plant and equipment [line items]
Reasonably possible change in risk variable, percent						10.00%
Non-participating Share Capital | Fekola
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of ownership interests held by non-controlling interests							10.00%
Priority dividend rate to non-controlling interest						10.00%	10.00%
Fully Participating Share Capital | Fekola
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of ownership interests held by non-controlling interests							10.00%
Central Bank Of West African States Prime Rate | Receivables From Sale Of Properties | Fekola
Disclosure of detailed information about property, plant and equipment [line items]
Borrowings, adjustment to interest rate basis							3.00%
Masbate
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss									$ 436,000
Tax effect of impairment in property, plant and equipment						$ 30,000			131,000
Impairment loss, net of tax									$ 305,000
Reversal of impairment loss						100,000
Reversal of impairment loss, net of tax						$ 70,000
Discount rate	5.00%					5.00%
Masbate | Commodity price risk
Disclosure of detailed information about property, plant and equipment [line items]
Reasonably possible change in risk variable impact on property, plant and equipment						$ 80,000
Reasonably possible change in risk variable, impact on property, plant and equipment, tax effect						24,000
Reasonably possible change in risk variable, impact on property, plant and equipment, net of tax						56,000
Masbate | Interest rate risk
Disclosure of detailed information about property, plant and equipment [line items]
Reasonably possible change in risk variable impact on property, plant and equipment						21,000
Reasonably possible change in risk variable, impact on property, plant and equipment, tax effect						6,000
Reasonably possible change in risk variable, impact on property, plant and equipment, net of tax						$ 15,000
Reasonably possible change in risk variable, percent						0.005%
Masbate | Long-term gold price
Disclosure of detailed information about property, plant and equipment [line items]
Fair value inputs price per ounce (in usd per oz) | $ / Ounce						1,350
Masbate | Long-term gold price | Commodity price risk
Disclosure of detailed information about property, plant and equipment [line items]
Reasonably possible change in price per unit (in usd per unit) | $ / Ounce						50
Libertad
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss							$ 50,000
Limon
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss								$ 23,000
Tax effect of impairment in property, plant and equipment							4,000	7,000
Impairment loss, net of tax								$ 16,000
Reversal of impairment loss							13,000
Reversal of impairment loss, net of tax							$ 9,000
Nicaraguan Group
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate							5.00%
Nicaraguan Group | Long-term gold price
Disclosure of detailed information about property, plant and equipment [line items]
Fair value inputs price per ounce (in usd per oz) | $ / Ounce							1,250
Mocoa
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss							$ 18,000
Mocoa | Exploration and evaluation properties (non-depletable) | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment							11,000
Calibre Mining Corp.
Disclosure of detailed information about property, plant and equipment [line items]
Investments in associates accounted for using equity method	$ 53,471					$ 53,471	0
Toega, Burkina Faso
Disclosure of detailed information about property, plant and equipment [line items]
Assets classified as held for sale	22,000					22,000
Toega, Burkina Faso | Exploration and evaluation properties (non-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0					0	19,581					10,603
Toega, Burkina Faso | Exploration and evaluation properties (non-depletable) | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0					0	19,581					10,603
Gramalote
Disclosure of detailed information about property, plant and equipment [line items]
Contractual capital commitments		$ 14,000
Proportion of ownership interest in joint operation		50.00%	48.30%
Other
Disclosure of detailed information about property, plant and equipment [line items]
Write-down mineral property interests						7,000	5,000
Other | Exploration and evaluation properties (non-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	14,321					14,321	13,542					15,890
Other | Exploration and evaluation properties (non-depletable) | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	14,321					$ 14,321	13,542					$ 15,890
Calibre Mining Corp.
Disclosure of detailed information about property, plant and equipment [line items]
Number of operating mines | operating_mine						2
Share price (in CAD per share) | $ / shares										$ 0.95
Quoted market value	81,000					$ 81,000
Current assets	66,000					66,000
Non-current assets	199,000					199,000
Total assets	265,000					265,000
Current liabilities	35,000					35,000
Non-current liabilities	75,000					75,000
Assets (liabilities)	155,000					155,000
Gold revenue						58,000
Production costs						40,000
Royalties and production taxes						2,000
Depreciation and depletion						2,000
Selling, general and administrative expense						3,000
Miscellaneous other operating expense						7,000
Tax expense (income)						3,000
Net income						1,000
Nicaraguan Group | Discontinued operations
Disclosure of detailed information about property, plant and equipment [line items]
Consideration received				$ 115,673
Number of shares received (in shares) | shares				(87,986,666)	(17,618,667)
Closing foreign exchange rate (in CAD) | $ / $				1.32
Nicaraguan Group | Calibre Mining Corp. | Discontinued operations
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate				9.75%
Calibre Mining Corp.
Disclosure of detailed information about property, plant and equipment [line items]
Investments In associates (in shares) | shares											5,345,000
Investments in associates accounted for using equity method	$ 53,471					53,471	$ 0
Share of net income of associate (Note 10)						$ 1,114